Share Capital, Share Premium And Other Capital Reserves - Summary of Share Capital (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital [Line Items]
Authorised	560,000,000	157,500,000
Issued and fully paid	203,729,960	137,607,450
Ordinary shares [member]
Disclosure of share capital [Line Items]
Authorised	559,999,998	147,525,950
Issued and fully paid	203,729,958	137,472,875
Preference shares [member]
Disclosure of share capital [Line Items]
Authorised	0	9,974,050
Issued and fully paid	0	134,575
Class A Shares [Member]
Disclosure of share capital [Line Items]
Authorised	2	0
Issued and fully paid	2	0